Schedule of Investments (unaudited) October 31, 2019	iShares® Robotics and Artificial Intelligence Multisector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Canada — 1.0%
ATS Automation Tooling Systems Inc.(a)	35,620	$484,563

China — 11.4%
21Vianet Group Inc., ADR(a)	77,140	654,147
Alibaba Group Holding Ltd., ADR(a)	3,550	627,179
Baidu Inc., ADR(a)	4,920	501,102
iQIYI Inc., ADR(a)(b)	30,340	528,826
Lenovo Group Ltd.	760,000	531,381
Momo Inc., ADR	17,800	596,656
SINA Corp./China(a)	13,440	532,224
Sohu.com Ltd., ADR(a)	27,079	277,560
Weibo Corp., ADR(a)	10,238	503,607
Xiaomi Corp., Class B(a)(c)	466,000	529,160
YY Inc., ADR(a)	7,250	412,090

		5,693,932

France — 5.8%
Atos SE	6,900	534,394
Dassault Systemes SE	3,550	538,834
STMicroelectronics NV	34,080	773,355
Vivendi SA	19,770	550,528
Worldline SA/France(a)(c)	8,130	493,875

		2,890,986

Germany — 3.3%
Duerr AG	15,320	451,906
Isra Vision AG	14,170	669,659
Nemetschek SE	10,420	530,104

		1,651,669

Israel — 1.0%
Stratasys Ltd.(a)	23,720	490,530

Japan — 11.6%
FANUC Corp.	3,100	619,398
Gree Inc.	112,000	533,555
Harmonic Drive Systems Inc.	15,000	702,095
Kawasaki Heavy Industries Ltd.	24,000	582,323
LINE Corp.(a)	19,400	716,026
MINEBEA MITSUMI Inc.	35,000	673,420
Nidec Corp.	4,200	624,920
Sony Corp.	11,200	686,370
Yaskawa Electric Corp.	18,000	695,990

		5,834,097

Netherlands — 1.0%
Yandex NV, Class A(a)	14,600	487,494

Russia — 1.0%
Mail.Ru Group Ltd., GDR(a)(d)	22,880	485,971

South Korea — 2.9%
NAVER Corp.	5,900	831,664
Samsung Electronics Co. Ltd.	14,500	628,132

		1,459,796

Sweden — 1.1%
Spotify Technology SA(a)(b)	3,910	564,213

Taiwan — 5.2%
Global Unichip Corp.	82,000	720,586
Hiwin Technologies Corp.	74,479	639,814
HTC Corp.	490,000	592,369

Security	Shares	Value

Taiwan (continued)
Parade Technologies Ltd.	35,000	$677,223

		2,629,992

United Kingdom — 1.2%
AVEVA Group PLC	11,040	597,430

United States — 53.2%
3D Systems Corp.(a)(b)	64,530	612,390
Adobe Inc.(a)	1,980	550,301
Advanced Micro Devices Inc.(a)(b)	16,730	567,649
Alphabet Inc., Class A(a)	510	641,988
Altair Engineering Inc., Class A(a)(b)	15,830	583,652
Alteryx Inc., Class A(a)	5,840	534,360
Amazon.com Inc.(a)	310	550,765
Ambarella Inc.(a)	13,940	733,662
AMETEK Inc.	6,360	582,894
ANSYS Inc.(a)	2,880	634,032
Apple Inc.	2,890	718,916
Autodesk Inc.(a)	3,300	486,288
CEVA Inc.(a)(b)	23,410	637,220
Cloudera Inc.(a)(b)	106,430	902,527
Cognex Corp.	12,360	636,416
Cypress Semiconductor Corp.	24,510	570,348
Dropbox Inc., Class A(a)	23,860	472,905
Facebook Inc., Class A(a)	3,150	603,698
HubSpot Inc.(a)	3,170	491,667
Intel Corp.	11,800	667,054
International Business Machines Corp.	4,070	544,281
Intuitive Surgical Inc.(a)	1,090	602,716
iRobot Corp.(a)	5,890	283,073
j2 Global Inc.	6,400	607,744
Lattice Semiconductor Corp.(a)	38,460	753,431
MaxLinear Inc.(a)(b)	25,000	474,000
Medtronic PLC	5,610	610,929
Microchip Technology Inc.	6,480	610,999
Microsoft Corp.	4,170	597,853
MicroStrategy Inc., Class A(a)	3,970	608,403
MongoDB Inc.(a)(b)	3,220	411,419
MTS Systems Corp.	9,790	552,939
Netflix Inc.(a)	1,510	433,989
NVIDIA Corp.	3,770	757,846
Proto Labs Inc.(a)(b)	5,280	512,002
QUALCOMM Inc.	7,940	638,694
salesforce.com Inc.(a)	8,276	1,295,111
Silicon Laboratories Inc.(a)(b)	5,560	590,694
Snap Inc., Class A, NVS(a)(b)	39,090	588,695
Splunk Inc.(a)	4,920	590,203
Talend SA, ADR(a)	13,560	482,194
Teradata Corp.(a)	15,060	450,746
Texas Instruments Inc.	4,880	575,791
Twitter Inc.(a)(b)	14,320	429,170
Xilinx Inc.	5,100	462,774

		26,644,428

Total Common Stocks — 99.7% (Cost: $45,392,955)		49,915,101

Short-Term Investments

Money Market Funds — 9.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(e)(f)(g)	4,747,190	4,749,563

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Robotics and Artificial Intelligence Multisector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(e)(f)	103,000	$103,000

		4,852,563

Total Short-Term Investments — 9.7% (Cost: $4,851,752)		4,852,563

Total Investments in Securities — 109.4% (Cost: $50,244,707)		54,767,664

Other Assets, Less Liabilities — (9.4)%		(4,713,982)

Net Assets — 100.0%		$50,053,682

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	3,473,998	1,273,192	4,747,190	$4,749,563	$5,938	(a)	$(325)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	62,000	41,000	103,000	103,000	310		—	—

				$4,852,563	$6,248		$(325)	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$49,915,101	$—	$—	$49,915,101
Money Market Funds	4,852,563	—	—	4,852,563

	$54,767,664	$—	$—	$54,767,664

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVS	Non-Voting Shares

2